Operating expenses and cost of services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses and cost of services
Wages, maintenance and other vessel operating costs	$ 34.5	$ 14.3	$ 13.0
Expenses relating to fleet equipment (mainly containers and chassis)	29.1	28.1	26.6
Fuel and lubricants	1,434.8	739.8	361.6
Insurance	15.2	11.5	9.6
Expenses related to cargo handling	1,981.6	1,879.9	1,432.9
Port expenses	359.0	255.5	206.9
Agents' salaries and commissions	261.1	238.8	159.1
Cost of related services and sundry	216.1	170.9	100.5
Slots purchase and hire of vessels	398.8	530.5	497.9
Hire of containers	34.3	36.6	27.0
Total operating expenses and cost of services	$ 4,764.5	$ 3,905.9	$ 2,835.1